TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade Payables
Schedule of trade payable

	2024	2023

Trade payables	69.4	107.4
Related parties (note 30)	258.3	199.9
Non-current	327.7	307.3

Trade payables	24,042.9	21,278.6
Related parties (note 30)	1,180.6	1,916.5
Current	25,223.5	23,195.1

Total	25,551.2	23,502.4